Early Deposit Mineral Stream Interests - Summary of Early Deposit Mineral Stream Interests (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Aug. 08, 2012
Disclosure Of Mineral Stream Interests [line items]
Upfront Consideration Paid to Date		$ 46,352	[1]	$ 46,352	[1]	$ 455,000
Upfront Consideration to be Paid	[1],[2]	322,000		322,000
Total Upfront Consideration	[1]	$ 368,352		$ 368,352
Toroparu [member]
Disclosure Of Mineral Stream Interests [line items]
Name of mine owner		Aris Mining		Aris Mining
Location of Mine		Guyana		Guyana
Upfront Consideration Paid to Date	[1]	$ 15,500		$ 15,500
Upfront Consideration to be Paid	[1],[2]	138,000		138,000
Total Upfront Consideration	[1]	$ 153,500		$ 153,500
Gold		10.00%		10.00%
Silver		50.00%		50.00%
Term of Agreement		Life of Mine		Life of Mine
Cotabambas [member]
Disclosure Of Mineral Stream Interests [line items]
Name of mine owner		Panoro		Panoro
Location of Mine		Peru		Peru
Upfront Consideration Paid to Date	[1]	$ 14,000		$ 14,000
Upfront Consideration to be Paid	[1],[2]	126,000		126,000
Total Upfront Consideration	[1]	$ 140,000		$ 140,000
Gold	[3]	25.00%		25.00%
Silver	[3]	100.00%		100.00%
Term of Agreement		Life of Mine		Life of Mine
Kutcho [member]
Disclosure Of Mineral Stream Interests [line items]
Name of mine owner		Kutcho		Kutcho
Location of Mine		Canada		Canada
Upfront Consideration Paid to Date	[1]	$ 16,852		$ 16,852
Upfront Consideration to be Paid	[1],[2]	58,000		58,000
Total Upfront Consideration	[1]	$ 74,852		$ 74,852
Gold		100.00%		100.00%
Silver		100.00%		100.00%
Term of Agreement		Life of Mine		Life of Mine

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 27 for details of when the remaining upfront consideration to be paid becomes due.
[3]	Once 90 million silver equivalent ounces attributable to Wheaton have been produced, the attributable production will decrease to 16.67% of gold production and 66.67% of silver production for the life of mine.